CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Acquisition, cash acquired	$ 373
Proceeds from acquisition of Posterscope and Vizuem, cash acquired		4,114
Proceeds from issuance of ordinary shares to Aegis, issuance cost		$ 350